REVENUE RECOGNITION - Trade Allowance for Credit Losses (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Roll forward of notes and accounts receivable - trade allowance for credit losses
Allowance for Credit Loss, Beginning Balance	$ 44		$ 44		$ 91		$ 82	$ 111
Additions (releases)	(2)		6		(23)		25	51
Write-offs	(1)		(4)		(5)		(7)	(78)
Other	(7)	[1]	(2)	[1],[2]	(19)	[2]	(9)	(3)
Allowance for Credit Loss, Ending Balance	$ 34		$ 44		$ 44		$ 91	$ 82

[1]	Primarily represents currency translation adjustments.
[2]	Primarily represents translation adjustments and reclassifications.